Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Capital Stock [Abstract]
Schedule of restricted shares
	December 31, 2018	March 31, 2018	December 31, 2017

Restricted stock - vested	1,802,373	2,053,875	2,047,661
Restricted stock - unvested	149,162	2,072	8,286
Total restricted stock	1,951,535	2,055,947	2,055,947